UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-04250
SELIGMAN MUNICIPAL SERIES TRUST
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota     55474
            (Address of principal executive offices)                          (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: September 30
Date of reporting period: June 30, 2010

Portfolio of Investments
Seligman California Municipal High-Yield Fund
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (96.9%)

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Advanced Refunded (1.8%)
Puerto Rico Highway & Transportation Authority
Prerefunded Revenue Bonds
Series 1996Y
07-01-36	5.500%	$500,000	(d)	$604,185

Airport (1.4%)
County of Sacramento
Revenue Bonds
Senior Series 2009B
07-01-39	5.750	450,000		485,258

City (6.4%)
City of Berkeley
Unlimited General Obligation Bonds
Neighborhood Branch Measure
Series 2009FF
09-01-35	5.000	1,000,000		1,027,610
City of Martinez
Unlimited General Obligation Bonds
Election of 2008
Series 2009A
08-01-34	5.000	1,100,000		1,140,601

Total				2,168,211

College (11.6%)
California Educational Facilities Authority
Revenue Bonds
California Lutheran University
Series 2008
10-01-21	5.250	665,000		681,951
California Educational Facilities Authority
Revenue Bonds
Loyola Marymount University
Series 2010A
10-01-40	5.125	175,000		176,720
California Educational Facilities Authority
Revenue Bonds
Scripps College
Series 2001
08-01-31	5.000	1,500,000		1,503,704
California Educational Facilities Authority
Revenue Bonds
University of the Pacific
Series 2006
11-01-25	5.000	1,000,000		1,018,670
University of California
Revenue Bonds
General
Series 2009Q
05-15-34	5.000	500,000		517,405

Total				3,898,450

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Electric (2.1%)
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.125	500,000		524,330
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2010XX
07-01-40	5.250	175,000	(d)	175,404

Total				699,734

Health Care — Hospital (20.4%)
California Health Facilities Financing Authority
Revenue Bonds
Adventist Health System West
Series 2009A
09-01-39	5.750	1,000,000		1,034,469
California Health Facilities Financing Authority
Revenue Bonds
Cedars-Sinai Medical Center
Series 2009
08-15-39	5.000	750,000		716,753
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2009B
10-01-39	5.500	750,000		784,230
California Health Facilities Financing Authority
Revenue Bonds
St. Joseph Health System
Series 2009A
07-01-29	5.500	700,000		726,663
California Municipal Finance Authority
Revenue Bonds
Community Hospital Center
Series 2009
02-01-39	5.500	750,000		681,825
California Statewide Communities Development Authority
Revenue Bonds
John Muir Health
Series 2006A
08-15-32	5.000	550,000		528,622
California Statewide Communities Development Authority
Revenue Bonds
Sutter Health
Series 2002B
08-15-42	5.625	500,000		502,295
Palomar Pomerado Health
Certificate of Participation
Series 2009
11-01-39	6.750	350,000		374,196

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Washington Township Health Care District
Revenue Bonds
Series 1999
07-01-29	5.250	1,500,000		1,500,719

Total				6,849,772

Housing — Multi-family (6.3%)
California Housing Finance Agency
Revenue Bonds
Multifamily Housing III
Series 1999A A.M.T.
02-01-36	5.375	2,280,000		2,131,367

Lease (3.0%)
Los Angeles Municipal Improvement Corp.
Revenue Bonds
Cap Equipment
Series 2008A
09-01-24	5.000	1,000,000		1,012,640

Miscellaneous Revenue (2.5%)
Golden State Tobacco Securitization Corp.
Asset-Backed Revenue Bonds
Senior Series 2007A-1
06-01-47	5.125	1,300,000		836,680

School (6.7%)
Lakeside Union Elementary School District
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.000	1,590,000		1,610,797
Yosemite Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2010D
08-01-31	6.461	2,500,000	(e)	662,275

Total				2,273,072

Special District — Tax Allocation (10.5%)
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town-Kern Pioneer
Series 2009A
08-01-29	7.500	340,000		336,906
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Southeast Bakersfield
Series 2009B
08-01-29	7.250	200,000		202,098
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08-01-29	5.125	200,000		192,566
08-01-36	5.500	200,000		191,196

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Palmdale Civic Authority
Refunding Revenue Bonds
Redevelopment Project No. 1
Series 2009A
07-01-27	6.000	1,000,000	1,045,230
Riverside County Redevelopment Agency
Tax Allocation Bonds
Housing
Series 2010A
10-01-39	6.000	300,000	302,709
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08-01-29	6.375	500,000	527,635
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Redevelopment Projects
Series 2009B
08-01-28	6.125	700,000	744,814

Total			3,543,154

State (12.8%)
State of California
Unlimited General Obligation Bonds
Series 2008
08-01-34	5.000	500,000	480,360
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
03-01-32	5.000	1,000,000	972,840
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-25	5.625	500,000	535,430
04-01-31	5.750	750,000	795,038
04-01-38	6.000	500,000	530,680
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2010
03-01-40	5.500	1,000,000	1,013,390

Total			4,327,738

Toll Road (4.2%)
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01-15-40	5.750	1,500,000	1,412,865

Water & Sewer (7.2%)
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2009A
07-01-24	5.000	1,000,000	1,105,620

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Orange County Water District
Refunding Certificate of Participation
Series 2009
08-15-39	5.000	750,000	779,573
San Diego Public Facilities Financing Authority
Revenue Bonds
Senior Series 2009A
05-15-34	5.250	500,000	530,170

Total			2,415,363

Total Municipal Bonds (Cost: $31,991,695)			$32,658,489

Municipal Notes (0.9%)

Issue	Effective	Amount payable
description(b,c,f)	Yield	at maturity	Value(a)
City of Irvine
Limited Obligation Special Assessment Bonds
District No. 93-14
V.R.D.N. Series 2000 (Bank of America)
09-02-25	0.160%	$300,000	$300,000

Total Municipal Notes (Cost: $300,000)			$300,000

Money Market Fund (0.6%)

		Shares	Value(a)
JPMorgan Tax-Free Money Market Fund, 0.030%		199,223	$199,223

Total Money Market Fund (Cost: $199,223)			$199,223

Total Investments in Securities (Cost: $32,490,918)(g)			$33,157,712

Investment in Derivatives
At June 30, 2010, $13,000 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at June 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(7)	$(828,461)	Oct. 2010	$(13,112)
U.S. Treasury Note, 10-year	(10)	(1,225,469)	Sept. 2010	(30,007)

Total				$(43,119)

Notes to Portfolio of Investments
(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.
(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation

NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At June 30, 2010, the value of securities subject to alternative minimum tax represented 6.33% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
(d) The Fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 2.31% of net assets at June 30, 2010.
(e) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2010.
(g) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $32,491,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,091,000
Unrealized depreciation	(424,000)

Net unrealized appreciation	$667,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$32,658,489	$—	$32,658,489

Total Bonds	—	32,658,489	—	32,658,489

Other
Municipal Notes	—	300,000	—	300,000
Unaffiliated Money Market Fund(c)	199,223	—	—	199,223

Total Other	199,223	300,000	—	499,223

Investments in Securities	199,223	32,958,489	—	33,157,712
Other Financial Instruments(d)	(43,119)	—	—	(43,119)

Total	$156,104	$32,958,489	$—	$33,114,593

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfer between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Seligman California Municipal Quality Fund
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (96.7%)

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Airport (5.6%)
County of Sacramento
Revenue Bonds
Senior Series 2008A (AGM)
07-01-25	5.000%	$1,500,000	$1,577,715
County of Sacramento
Revenue Bonds
Senior Series 2009B
07-01-39	5.750	550,000	593,093

Total			2,170,808

City (5.8%)
City of Berkeley
Unlimited General Obligation Bonds
Neighborhood Branch Measure
Series 2009FF
09-01-35	5.000	975,000	1,001,920
City of Martinez
Unlimited General Obligation Bonds
Election of 2008
Series 2009A
08-01-34	5.000	1,200,000	1,244,292

Total			2,246,212

College (15.9%)
California Educational Facilities Authority
Revenue Bonds
Loyola Marymount University
Series 2010A
10-01-40	5.125	225,000	227,212
California Educational Facilities Authority
Revenue Bonds
Scripps College
Series 2007 (NPFGC)
11-01-25	5.000	1,315,000	1,363,102
California Educational Facilities Authority
Revenue Bonds
Stanford University
Series 2007T-1
03-15-39	5.000	350,000	406,109
California State University
Revenue Bonds
Systemwide
Series 2007A (AGM)
11-01-27	5.000	1,750,000	1,833,404

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
California Statewide Communities Development Authority
Revenue Bonds
Polytechnic School
Series 2009
12-01-34	5.000	735,000	735,515
University of California
Revenue Bonds
Series 2008L
05-15-26	5.000	1,500,000	1,593,134

Total			6,158,476

Electric (11.3%)
Anaheim Public Financing Authority
Revenue Bonds
Anaheim Electric Systems Distribution
Series 2009
10-01-25	5.000	1,500,000	1,598,354
City of Redding
Certificate of Participation
Series 2008A (AGM)
06-01-27	5.000	865,000	885,985
City of Riverside
Revenue Bonds
Series 2008D (AGM)
10-01-28	5.000	1,325,000	1,366,473
Southern California Public Power Authority
Revenue Bonds
Milford Wind Corridor Project
Series 2010-1
07-01-30	5.000	500,000	512,930

Total			4,363,742

Health Care — Hospital (17.6%)
California Health Facilities Financing Authority
Revenue Bonds
Adventist Health System West
Series 2009A
09-01-39	5.750	1,000,000	1,034,470
California Health Facilities Financing Authority
Revenue Bonds
Cedars-Sinai Medical Center
Series 2009
08-15-39	5.000	900,000	860,103
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2009B
10-01-39	5.500	800,000	836,512
California Health Facilities Financing Authority
Revenue Bonds
Scripps Health
Series 2010A
11-15-36	5.000	750,000	741,293

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
California Health Facilities Financing Authority
Revenue Bonds
St. Joseph Health System
Series 2009A
07-01-29	5.500	800,000		830,472
California Statewide Communities Development Authority
Revenue Bonds
John Muir Health
Series 2009
07-01-39	5.125	500,000		484,950
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2002A
11-01-32	5.500	2,000,000		2,020,320

Total				6,808,120

Lease (10.5%)
Eastern Municipal Water District
Certificate of Participation
Series 1991 (NPFGC/FGIC)
07-01-12	6.750	1,330,000		1,397,019
Modesto Irrigation District
Certificate of Participation
Capital Improvements
Series 2009A
10-01-29	5.750	1,500,000		1,629,780
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06-01-35	5.250	1,000,000		1,011,310

Total				4,038,109

Miscellaneous Revenue (1.1%)
California Infrastructure & Economic Development Bank
Revenue Bonds
Series 2008
02-01-33	5.250	400,000		406,484

Sales or Use Tax (4.0%)
San Francisco Bay Area Rapid Transit District
Unrefunded Revenue Bonds
Series 1998 (AMBAC)
07-01-28	5.000	1,530,000		1,530,199

School (3.6%)
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009D
01-01-34	5.000	750,000		752,153
Yosemite Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2010D
08-01-31	6.461	2,500,000	(d)	662,275

Total				1,414,428

Special District — Tax Allocation (5.1%)
Palmdale Civic Authority
Refunding Revenue Bonds
Redevelopment Project No. 1
Series 2009A
07-01-27	6.000	1,000,000		1,045,229

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Riverside County Redevelopment Agency
Tax Allocation Bonds
Housing
Series 2010A
10-01-39	6.000	350,000	353,161
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08-01-29	6.000	535,000	558,952

Total			1,957,342

State (2.9%)
State of California
Unlimited General Obligation Refunding Bonds
Series 2009A
07-01-21	5.250	500,000	557,260
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2008
04-01-38	5.000	610,000	579,262

Total			1,136,522

Water & Sewer (13.3%)
Los Angeles Department of Water & Power
Revenue Bonds
Series 2001A
07-01-41	5.125	1,000,000	1,004,620
Orange County Water District
Refunding Certificate of Participation
Series 2009
08-15-39	5.000	1,000,000	1,039,430
Sacramento Regional County Sanitation District
Refunding Revenue Bonds
Series 2001 (AMBAC)
12-01-27	5.000	2,000,000	2,014,060
San Diego Public Facilities Financing Authority
Revenue Bonds
Senior Series 2009A
05-15-34	5.250	1,000,000	1,060,340

Total			5,118,450

Total Municipal Bonds (Cost: $36,186,004)			$37,348,892

Municipal Notes (0.4%)

Issue	Effective	Amount payable
description(b,c,e)	yield	at maturity	Value(a)
City of Irvine
Limited Obligation Special Assessment Bonds
District No. 93-14
V.R.D.N. Series 2000 (Bank of America)
09-02-25	0.160%	$150,000	$150,000

Total Municipal Notes
(Cost: $150,000)			$150,000

Money Market Fund (0.2%)

	Shares	Value(a)
JPMorgan Tax-Free Money Market Fund	68,581	$68,581

Total Money Market Fund (Cost: $68,581)		$68,581

Total Investments in Securities (Cost: $36,404,585)(f)		$37,567,473

Investment in Derivatives
At June 30, 2010, $19,400 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at June 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(8)	$(946,812)	Oct. 2010	$(14,200)
U.S. Treasury Note, 10-year	(10)	(1,225,469)	Sept. 2010	(30,163)

Total				$(44,363)

Notes to Portfolio of Investments
(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.
(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
(d) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(f) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $36,405,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,273,000
Unrealized depreciation	(111,000)

Net unrealized appreciation	$1,162,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$37,348,892	$—	$37,348,892

Total Bonds	—	37,348,892	—	37,348,892

Other
Municipal Notes	—	150,000	—	150,000
Unaffiliated Money Market Fund(c)	68,581	—	—	68,581

Total Other	68,581	150,000	—	218,581

Investments in Securities	68,581	37,498,892	—	37,567,473
Other Financial Instruments(d)	(44,363)	—	—	(44,363)

Total	$24,218	$37,498,892	$—	$37,523,110

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Municipal Series Trust

By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	August 26, 2010

By:	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	August 26, 2010